NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTEREST
Non-controlling Interest

21. NON-CONTROLLING INTEREST

As at December 31, 2021, the equity attributable to the 99.99% non-controlling interest in Flying Nickel, whose principal place of business is British Columbia, is $1,499,851 (2020 - $Nil, 2019 - $Nil).

On November 30, 2021, pursuant to the Company’s Plan of Arrangement (Note 7), Flying Nickel, completed its offering (“Flying Nickel Offering”) for gross proceeds of $8,600,000.

Pursuant to the Flying Nickel Offering, Flying Nickel sold 10,094,033 subscription receipts (each, a “Non-FT Subscription Receipt”) at a price of $0.70 per Non-FT Subscription Receipt and 1,992,437 flow-through eligible subscription receipts (each, a “FT Subscription Receipt”, and collectively with the Non-FT Subscription Receipts, the “Offered Securities”) at a price of $0.77 per FT Subscription Receipt.

Upon the satisfaction of certain escrow release conditions (the “Escrow Release Conditions”), the Offered Securities shall be deemed to be exercised, without payment of any additional consideration and without further action on the part of the holder thereof, for the following:

•	each Non-FT Subscription Receipt shall be automatically converted into one unit of Flying Nickel (each, a “Unit”); and

•	each FT Subscription Receipt shall be automatically converted into one common share of Flying Nickel to be issued as a “flow-through share” within the meaning of the Income Tax Act (Canada) (each, a “FT Share”).

Each Unit will consist of one common share of Flying Nickel (each a “Unit Share”) and one-half of one common share purchase warrant (each whole warrant, a “Warrant”). Each whole Warrant shall entitle the holder to purchase one common share of Flying Nickel (each, a “Warrant Share”) at a price of $1.00 at any time on or before November 29, 2023.

Pursuant to the terms and conditions of the Agency Agreement, Flying Nickel incurred a cash commission to the Agents of $610,019, and will issue 803,684 Share purchase warrants as an agents’ fee in relation with the Offering. The fair value of $252,680 of the issued warrants was determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 0.96%; (2) expected life of two years; (3) expected volatility of 83%, and (4) dividend yield of nil.

On December 31, 2021, $1,534,176 gross proceeds were released from escrow upon converting an aggregate 1,992,437 FT Subscription Receipts into 1,992,437 FT Shares at a price of $0.77 per share. Flying Nickel incurred agents’ fees of $109,948 in connection with the FT Shares. Flying Nickel used the residual value method to calculate the fair value of the tax deduction attached with the FT Shares and recorded a flow-through liability of $139,471. As at December 31, 2021, Flying Nickel had not incurred any expenditures towards the flow-through liability included in assets held for sale at year-end (Note 7).

$37,586 of Flying Nickel warrants were issued in relation to the FT Shares and recorded as share issuance costs.

The remaining warrants issuable of $215,094 were recorded as equity attributable to non-controlling interest and added to deferred transaction costs to be included in the spin-out. The remaining gross subscription receipts of $7,065,823, net of cash deferred transaction costs of $500,071 are also included in assets held for sale (Note 7).

The following table presents changes in equity related attributable to the 99.99% non-controlling interest in Flying Nickel:

Non-Controlling Interest

Non-controlling interest
Balance, December 31, 2019	$-
Balance, December 31, 2020	$-
Flying Nickel FT shares and warrants, net of share issuance cost	1,284,757
Flying Nickel warrants issuable	$215,094
Balance, December 31, 2021	1,499,851

As at December 31, 2021, 2020 and 2019, and for the years ended December 31, 2021, 2020 and 2019, summarised financial information about Flying Nickel is as follows:

Non-controlling interest. Flying Nickel financial information

	December 31,
	2021	2020	2019
Current assets	$7,914,319	$-	$-
Current liabilites	6,774,512	-	-
Net loss	$360,044	$-	$-

The loss allocated to non-controlling interest based on an ownership interest of 99.99% (2020 – 0%, 2019 – 0%) of $Nil (2020 - $Nil, 2019 - $Nil) is due to the change in ownership interest occurring on December 31, 2021. Therefore, all loss incurred in the year ended December 31, 2021 is attributable to the Company.